Net revenues	12 Months Ended
Mar. 31, 2019
Net revenues

26. Net revenues

Summary	by business segments and products

The table below shows Toyota’s net revenues from external customers by business and by product category.

Yen in millions
For the year ended March 31, 2019
Sales of products
Automotive
Vehicles	23,066,190
Parts and components for overseas production	625,483
Parts and components for after service	2,093,437
Other	1,249,382

Total automotive	27,034,492
All other	1,070,846

Total sales of products	28,105,338
Financial services	2,120,343

Total net revenues	30,225,681

The majority of sales of products are revenues recognized from contracts with customers based on ASC 606 “Revenue from Contracts with customers,” and receivables related to such revenues are recognized as “Trade accounts and notes receivable, less allowance for doubtful accounts.” For the year ended March 31, 2019, ¥84,230 million of financial service revenues were accounted for under ASU 2014-09.

Contract	liabilities

Contract liabilities consist of the following:

	Yen in millions
	April 1, 2018	March 31, 2019
Contract liabilities	519,422	675,018

Contract liabilities are mainly related to advances received from customers. On the consolidated financial statements, contract liabilities are included in “Other current liabilities” or “Other long-term liabilities”. For the year ended March 31, 2019, the amount of revenue recognized which was included in the contract liability balance as of April 1, 2018 was ¥336,206 million.

Performance	obligations

As of March 31, 2019, which is the end of the reporting period, the aggregate amount of transaction price allocated to unsatisfied performance obligations related to contracts that have original expected durations in excess of one year was ¥553,218 million.

The main contents of unsatisfied performance obligations related to contracts are insurance revenues and maintenance revenues.

For insurance revenues, we receive the payment agreed upon in the contract at the inception of the contract, and revenue is recognized over the term of the contract, which ranges from 3 to 120 months. As of March 31, 2019, the unsatisfied performance obligations related to insurance revenues was ¥212,384 million, and we expect to recognize as revenue ¥63,611 million in fiscal 2020, and ¥148,773 million thereafter.

For maintenance revenues, we receive the payment agreed upon in the contract at the inception of the contract, and revenue is recognized over the term of the contract, which ranges from 18 to 84 months.

Unsatisfied performance obligations for sales of products related to contracts that have an original expected duration of one year or less have been excluded from this disclosure.